Property And Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total cost	$ 1,235,741	$ 1,473,291
Total accumulated depreciation	(402,384)	(380,297)
Property, Plant and Equipment, Net, Total	833,357	1,092,994
Total depreciation expense	96,383	101,703	$ 96,563
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	138,546	171,776
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	575,238	704,636
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 521,957	$ 596,879